UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($)	Common Shares [Member]	Preferred Shares [Member] Preferred A Shares [Member]	Preferred Shares [Member] Preferred B Shares [Member]	Par Value of Shares Issued [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Sep. 30, 2017				$ 2,892	$ 7,612,108	$ 878,644	$ 8,493,644
Balance (in shares) at Sep. 30, 2017	2,400,000	480,000	12,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Net income				0	0	160,644	160,644
Balance at Mar. 31, 2018				2,892	7,612,108	1,039,288	8,654,288
Balance (in shares) at Mar. 31, 2018	2,400,000	480,000	12,000
Balance at Sep. 30, 2018				2,892	7,612,108	1,859,582	9,474,582
Balance (in shares) at Sep. 30, 2018	2,400,000	480,000	12,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Net income				0	0	332,411	332,411
Balance at Mar. 31, 2019				$ 2,892	$ 7,612,108	$ 2,191,993	$ 9,806,993
Balance (in shares) at Mar. 31, 2019	2,400,000	480,000	12,000